Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2024
Financial Instruments [Abstract]
Schedule of Fair Value Measurement Methods	The approaches, in order of strongest fair value evidence, are detailed as follows:

Valuation Method	Description
Market – Backsolve	The market backsolve approach benchmarks the original issue price (OIP) of the company’s latest funding transaction as current value.
Market/Asset – PWERM	Under a PWERM, the company value is based upon the probability-weighted present value of expected future investment returns, considering each of the possible future outcomes available to the enterprise. Possible future outcomes can include IPO scenarios, potential SPAC transactions, merger and acquisition transactions as well as other similar exit transactions of the investee.
Income Based – DCF	The income approach is used to estimate fair value based on the income streams, such as cash flows or earnings, that an asset or business can be expected to generate.
The methods are detailed as follows:

Allocation Method	Description
OPM	The OPM model treats preferred stock as call options on the enterprise’s equity value, with exercise prices based on the liquidation preferences of the preferred stock.
PWERM	Under a PWERM, share value is based upon the probability-weighted present value of expected future investment returns, considering each of the possible future outcomes available to the enterprise, as well as the rights of each share class.
Hybrid
The hybrid method is a combination of the PWERM and OPM. Under the hybrid method, multiple liquidity scenarios are weighted based on the probability of the scenario's occurrence, similar to the PWERM, while also utilizing the OPM to estimate the allocation of value in one or more of the scenarios.

The Group measures fair value using the following fair value hierarchy that reflects the significance of the inputs used in making the measurements:

Fair Value Hierarchy Level	Description
Level 1	Inputs that are quoted market prices (unadjusted) in active markets for identical instruments.
Level 2	Inputs other than quoted prices included within Level 1 that are observable either directly (i.e. as prices) or indirectly (i.e. derived from prices).
Level 3
Inputs that are unobservable. This category includes all instruments for which the valuation technique includes inputs not based on observable data and the unobservable inputs have a significant effect on the instruments' valuation.

Schedule of Changes in Financial Liabilities, Level 3 Fair Value, Subsidiary Preferred Shares
The following table summarizes the changes in the Group’s subsidiary preferred shares measured at fair value, which are categorized as Level 3 in the fair value hierarchy:

Subsidiary Preferred Shares $
Balance at December 31, 2023 and January 1, 2024	169
Value at issuance	68,100
Change in fair value	1,613
Balance at June 30, 2024	69,882

Schedule of Sensitivity Analysis of Fair Value Measurement to Changes in Unobservable Inputs, Liabilities
The significant unobservable inputs used at June 30, 2024 in the fair value measurement of the Group’s material subsidiary preferred shares liability and the sensitivity of the fair value measurement for this liability to changes of these significant unobservable inputs are summarized in the table below.

As of June 30, 2024	Subsidiary Preferred Share Liability Measured through Market Backsolve & Two-Scenario OPM
Unobservable Inputs	Input Value	Sensitivity Range	Fair Value Increase/(Decrease) $
Equity Value	192,200	-5%	(2,251)
		+5%	2,137
Time to Liquidity	1.27	-6 Months	3,511
		+ 6 Months	(2,924)
Volatility	56%	-10%	1,664
		+10%	(1,714)
The significant unobservable inputs used at June 30, 2024 in the fair value measurement of these investments and the sensitivity of the fair value measurements for these investments to changes of these significant unobservable inputs are summarized in the table below.

As of June 30, 2024	Investment Measured through Market Backsolve & OPM
Unobservable Inputs (Sonde)	Input Value	Sensitivity Range	Fair Value Increase/(Decrease) $
Equity Value	54,307	-5%	(466)
		+5%	466
Time to Liquidity	2.00	-6 Months	34
		+ 6 Months	(37)
Volatility	55%	-10%	1
		+10%	(25)

As of June 30, 2024	Investment Measured through Market Backsolve that Leverages a Monte Carlo Simulation
Unobservable Inputs (Vedanta)	Input Value	Sensitivity Range	Fair Value Increase/(Decrease) $
Equity Value	30,272	-5%	(1,029)
		+5%	913
Time to Liquidity	0.73	- 6 Months	(9,690)
		+ 6 Months	3,328
Volatility	125%	-10%	(1,111)
		+10%	823

Schedule of Changes in Assets, Level 3 Fair Value, Investments Held at Fair Value
The following table summarizes the changes in all the Group’s investments held at fair value categorized as Level 3 in the fair value hierarchy:

$
Balance at December 31, 2023	24,872
Gain/(loss) on changes in fair value	(3,796)
Balance as of June 30, 2024 before allocation of equity method loss to LTI	21,076
Equity method loss recorded against LTI	(172)
Balance as of June 30, 2024 after allocation of equity method loss to LTI	20,904

Schedule of Fair Value Measurement and Classification
The fair value of financial instruments by category as of June 30, 2024 and December 31, 2023:

	2024
	Carrying Amount		Fair Value
	Financial Assets $	Financial Liabilities $	Level 1 $	Level 2 $	Level 3 $	Total $
Financial assets[3]:
Money Markets[1,2]	224,361	—	224,361	—	—	224,361
Investment in notes from associates	16,212	—	—	—	16,212	16,212
Investments held at fair value	29,202	—	8,126	—	21,076	29,202
Total financial assets	269,775	—	232,487	—	37,288	269,775
Financial liabilities:
Subsidiary preferred shares	—	69,882	—	—	69,882	69,882
Share-based liability awards	—	3,435	—	—	3,435	3,435
Total financial liabilities	—	73,317	—	—	73,317	73,317
1    Issued by a diverse group of corporations, largely consisting of financial institutions, virtually all of which are investment grade.
2    Included within cash and cash equivalents.
3.    Excluded from the table above are short-term investments of $191,938 that are classified at amortized cost as of June 30, 2024. The cost of these short-term investments approximates current fair value.

	2023
	Carrying Amount		Fair Value
	Financial Assets $	Financial Liabilities $	Level 1 $	Level 2 $	Level 3 $	Total $
Financial assets[3]:
Money Markets[1,2]	156,705	—	156,705	—	—	156,705
Note from associate	4,600	—	—	—	4,600	4,600
Investments held at fair value	317,841	—	292,970	—	24,872	317,841
Total financial assets	479,146	—	449,675	—	29,472	479,146
Financial liabilities:
Subsidiary preferred shares	—	169	—	—	169	169
Share-based liability awards	—	4,782	—	—	4,782	4,782
Total financial liabilities	—	4,951	—	—	4,951	4,951
1    Issued by a diverse group of corporations, largely consisting of financial institutions, virtually all of which are investment grade.
2    Included within cash and cash equivalents.
3 Excluded from the table above are short-term investments of $136,062 that are classified at amortized cost as of December 31, 2023. The cost of these short-term investments approximates current fair value.